Note Payable Related Party (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 12, 2022	May 06, 2022	May 01, 2018	Jul. 21, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 03, 2023	Feb. 28, 2023
Note Payable - Related Party current and non-current			$ 1,285,000				$ 1,285,000
Maturity date							Jan. 01, 2023
Incurred interest expense					$ 16,000	$ 16,000	$ 16,000	$ 16,000
Interest rate			5.00%
Promissory note payable			$ 1,285,000		0	$ 42,000	54,000	330,000
Interest payable					316,000		300,000	236,000
Chairperson and President [Member]
Note Payable - Related Party current and non-current		$ 406,200			406,200		406,200
Incurred interest expense					5,100		13,500	$ 13,500
Interest rate		5.00%
Promissory note payable		$ 406,200
Interest payable					18,600		13,500
Another Trust [Member]
Note Payable - Related Party current and non-current				$ 110,000	1,285,000		110,000
Incurred interest expense					1,400		2,300
Interest rate				5.00%
Promissory note payable				$ 110,000
Interest payable					3,700		3,200
Interest payable from another trust							2,300
Another Trust One [Member]
Note Payable - Related Party current and non-current	$ 8,170				8,170		8,170
Incurred interest expense					100		0
Interest rate	5.00%
Promissory note payable	$ 8,170
Interest payable					100		$ 0
Another Trust Three [Member]
Note Payable - Related Party current and non-current										$ 161,295
Interest rate										5.00%
Promissory note payable					161,295,000
Interest payable					670
Another Trust Two [Member]
Note Payable - Related Party current and non-current										$ 73,400
Interest rate										5.00%
Promissory note payable					73,400,000
Interest payable					300
Another Trust Four [Member]
Note Payable - Related Party current and non-current									$ 11,769
Interest rate									5.00%
Promissory note payable					50,000
Interest payable					$ 11,769